Debt (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended						12 Months Ended				0 Months Ended	12 Months Ended					0 Months Ended	12 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Oct. 21, 2010 Senior note	Jan. 28, 2012 Senior note	Jan. 28, 2012 Senior note Minimum	Jan. 28, 2012 Senior note Maximum	Jan. 28, 2012 Senior note Prior to November 1, 2014	Jan. 28, 2012 Senior note Prior to November 1, 2013	Jan. 28, 2012 Senior note Prior to November 1, 2013 Minimum	Jan. 28, 2012 Senior note Prior to November 1, 2013 Maximum	Jan. 28, 2012 Senior note Twelve-month period beginning November 1, 2014	Jan. 28, 2012 Senior note Twelve-month period beginning November 1, 2015	Jan. 28, 2012 Senior note Twelve-month period beginning November 1, 2016 and thereafter	Oct. 31, 2006 11 3/8% Senior Subordinated Notes due 2016	Jan. 28, 2012 11 3/8% Senior Subordinated Notes due 2016	Jan. 28, 2012 11 3/8% Senior Subordinated Notes due 2016 Twelve-month period beginning November 1, 2011	Jan. 28, 2012 11 3/8% Senior Subordinated Notes due 2016 Twelve-month period beginning November 1, 2012	Jan. 28, 2012 11 3/8% Senior Subordinated Notes due 2016 Twelve-month period beginning November 1, 2013	Jan. 28, 2012 11 3/8% Senior Subordinated Notes due 2016 Twelve-month period beginning November 1, 2014 and thereafter	Oct. 31, 2006 13% Subordinated Discount Notes due 2016	Jan. 28, 2012 13% Subordinated Discount Notes due 2016	Jan. 28, 2012 13% Subordinated Discount Notes due 2016 Twelve-month period beginning November 1, 2011	Jan. 28, 2012 13% Subordinated Discount Notes due 2016 Twelve-month period beginning November 1, 2012	Jan. 28, 2012 13% Subordinated Discount Notes due 2016 Twelve-month period beginning November 1, 2013	Jan. 28, 2012 13% Subordinated Discount Notes due 2016 Twelve-month period beginning November 1, 2014 and thereafter
Debt
Aggregate principal amount of notes issued							$ 800											$ 400						$ 469
Interest rate (as a percent)								7.75%											11.375%						13.00%
Issue price as a percentage of face value (as a percent)							99.262%
Effective interest rate (as a percent)							7.875%
Period after the date of issuance to have the Exchange Offer Registration Statement declared effective										360 days
Principal amount of notes repurchased																			7						163
Accreted value of notes repurchased																									155
Loss related to the early extinguishment of the repurchased notes	(3)	(1)	(3)	(16)	(18)	(53)																			18
Recognition of unrealized interest accretion and write off of debt issuance costs																									11
Purchase premiums included in loss on extinguishment of debt																									7
Redemption price of debt instrument as a percentage of principal amount											100.00%				103.875%	101.938%	100.00%			105.688%	103.792%	101.896%	100.00%
Percentage of the aggregate principal amount that may be redeemed with proceeds from equity offerings														35.00%
Percentage of the aggregate principal amount that remain outstanding after each redemption with proceeds from equity offerings													50.00%
Redemption price as a percentage of principal amount, if using proceeds of equity offerings												107.75%
Redemption period following the receipt of proceeds from equity offerings														90 days
Percentage of aggregate principal amount at which notes may be required to be repurchased in the event of change of control								101.00%											101.00%
Percentage of principal amount held by holders to declare notes due and payable									25.00%
Debt issuance costs that are being amortized as interest expense					133			15
Redemption price of debt instrument as a percentage of the accreted value																										106.50%	104.333%	102.167%	100.00%
Redemption price of debt instrument as a percentage of the accreted value to prevent AHYDO																									100.00%
Aggregate payment related to notes			$ 127	$ 148	$ 170																				$ 127
Percentage of accreted value at which notes may be required to be repurchased in the event of change of control																									101.00%